Revenue from contracts with customers	12 Months Ended
Mar. 31, 2023
Remaining Performance Obligations [Abstract]
Disclosure of transaction price allocated to remaining performance obligations [text block]	REMAINING PERFORMANCE OBLIGATIONS
Remaining performance obligations relates to the Group’s performance obligations that are partially or fully unsatisfied under signed time and material contracts with ceilings and fixed-fee arrangements. When estimating minimum transaction prices allocated to the remaining unsatisfied, or partially unsatisfied, performance obligations, the Group applied the practical expedient to not disclose information about remaining performance obligations if the underlying contract has an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.

The amount of the selling price allocated to remaining performance obligations as at March 31, 2023 is $30,989,000 (2022 - $42,337,000) and is expected to be recognized as revenue within a weighted average of 1.6 years (2022 - 1.3 years).